Derivative Liabilities (Details) - Schedule of Fair Value of the Additional Warrants	Jun. 30, 2024	Jun. 30, 2023
Expected volatility [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	121.91	101.39
Expected volatility [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	125.6
Exercise price [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	14.14	14.14
Exercise price [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	0.68
Share price [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	0.3	3.05
Share price [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	0.3
Risk-free interest rate [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	4.47	3.93
Risk-free interest rate [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	4.33
Dividend yield [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability
Dividend yield [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability
Expected life [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	3.41	3.91
Expected life [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	5.08
Weighted average cost of capital (WACC) [Member] | Additional Warrants [Member]
Schedule of Fair Value of the Additional Warrants [Line Items]
Measurement Input, Derivative Liability	20.7	20.4